Revenues - Disclosure of disaggregated revenue by type of goods or services (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	€ 64,020	€ 91,020
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,570	6,152
Other non-IFRS 15 revenue	251	389
REVENUES	65,841	97,562
IXIARO®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	43,969	54,705
DUKORAL®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	14,693	17,394
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	954	11,418
IXCHIQ®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	4,404	7,504
Royalties received
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,304	1,570
Revenues from shipping and handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	71	18
Milestone payment - licenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	141	4,564
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	€ 53	€ 0